Trade and other receivables, net - Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Trade and other receivables	$ 218,115	$ 228,378
U.S. Dollar
Disclosure of financial assets [line items]
Trade and other receivables	88,811	89,760
Argentine Peso
Disclosure of financial assets [line items]
Trade and other receivables	24,304	54,801
Uruguayan Peso
Disclosure of financial assets [line items]
Trade and other receivables	6,570	2,229
Brazilian Reais
Disclosure of financial assets [line items]
Trade and other receivables	$ 98,430	$ 81,588